Crewing costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Crewing cost [Abstract]
Short term crew benefits (i.e. wages, victualing, insurance)	$ 74,854	$ 75,807
Other crew related cost	9,145	9,770
Crewing cost	$ 83,999	$ 85,577